Derivative Instruments - Net Presentation on Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	$ (79,937)	$ (95,923)	$ (104,999)
Derivative Liability, Gross Amounts Offset in our Balance Sheets	607	9,435	0
Derivative Assets (Liabilities), at Fair Value, Net	(79,330)	$ (86,488)	$ (104,999)
Liquefaction Supply Derivatives [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	328
Derivative Asset, Gross Amounts Offset in our Balance Sheets	(33)
Derivative Assets (Liabilities), at Fair Value, Net	$ 295